Related parties - Summary of key management personnel compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Information About Key Management Personnel [Abstract]
Directors' fees	$ 261,110	$ 0	$ 0
Salaries, wages and other benefits	24,549,012	2,281,701	2,206,494
Contributions to defined contribution retirement plan	17,538	15,643	4,615
Equity-settled share-based payment expenses (note)	30,284,686	21,500,167	913,111
Total	$ 55,112,346	$ 23,797,511	$ 3,124,220